Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 8 - INTANGIBLE ASSETS, NET

As of December 31, 2023 and 2022, intangible assets, net consisted of the following:

	December 31,	December 31,
	2023	2022
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(20,793)	(9,314)
Total intangible assets, net	44,007	55,486

For the years ended December 31, 2023, 2022 and 2021, amortization expenses amounted to $11,479, $3,147 and $1,480 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2024	11,480
2025	11,480
2026	11,480
2027	9,567
Total	44,007